Operating expenses	12 Months Ended
Dec. 31, 2017
Operating expenses
Operating expenses

3 Operating expenses	Group
	2017	2016	2015
	£m	£m	£m
Wages, salaries and other staff costs	647	582	750
Social security costs	52	53	50
Pension costs
- defined benefit schemes (see Note 4)	131	60	239
- gains on curtailments or settlements (see Note 4)	—	—	(57)
- defined contribution schemes	14	18	18

Staff costs	844	713	1,000

Premises and equipment	273	233	442
Other administrative expenses (1)	2,921	3,326	3,306

Property, plant and equipment, depreciation and write down (see Note 17)	213	79	75
Intangible assets amortisation (see Note 16)	69	48	61

Depreciation and amortisation	282	127	136

Write down of goodwill and other intangible assets (see Note 16)	—	16	85

	4,320	4,415	4,969

Restructuring costs relating to continuing operations included in operating expenses comprise:

	2017	2016	2015
	£m	£m	£m
Staff costs	83	44	81
Premises and depreciation	104	(3)	523
Other (2)	31	29	112

	218	70	716

Notes:

(1)	Includes litigation and conduct costs. Further details are provided in Note 21.
(2)	Includes other administration expenses and write down of intangible assets.

The average number of persons employed in continuing operations, rounded to the nearest hundred, in the Group during the year, excluding temporary staff, was 14,700 (2016 - 20,200, 2015 - 25,600); on the same basis, there were 2,100 people employed in discontinued operations (2016 – 3,600, 2015 – 4,200). The number of people employed by the Group in continued operations at 31 December, excluding temporary staff was as follows:

	2017	2016*	2015*
UK Personal & Business Banking	10,200	11,000	13,300
Commercial Banking	300	200	100
Private Banking	1,400	1,600	1,700

Commercial & Private Banking	1,700	1,800	1,800

Central & Other	2,500	2,100	10,300

Total	14,400	14,900	25,400

UK	12,800	14,500	16,300
Europe	1,600	400	500
Rest of the World	—	—	8,600

Total	14,400	14,900	25,400

* Restated - refer to page 165 for further details. Re-presented to reflect the segmental reorganisation.

There were 800 people employed in discontinued operations at 31 December 2017 (2016 – 3,400; 2015 – 3,800).